Contingent liabilities and other financial commitments - Schedule of Other Financial Commitments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	€ 165.6	€ 186.7
Contractual obligation to acquire intangible assets	851.2	1,193.1
Total	1,016.8	€ 1,379.8
Less than 1 year
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	101.6
Contractual obligation to acquire intangible assets	114.5
Total	216.1
1 to 5 years
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	64.0
Contractual obligation to acquire intangible assets	396.3
Total	460.3
More than 5 years
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	0.0
Contractual obligation to acquire intangible assets	340.4
Total	€ 340.4